Business Combination (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 03, 2024	Jun. 11, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock issued for purchase of shares. value			$ 316,000		$ 316,000
Goodwill			$ 4,418,000	$ 786,000	$ 4,418,000	$ 786,000
SemiCab Holdings, LLC [Member]
Common stock issued for purchase ownership percentage			80.00%		80.00%
Previously Reported [Member]
Common stock issued for purchase of shares. value						494,000
Non controlling interest at fair value	$ 74,000
Finite lived intangible assets acquired				1,050,000
Goodwill				786,000		786,000	$ (0)
Previously Reported [Member] | Maximum [Member]
Goodwill				$ 1,050,000		$ 1,050,000
Previously Reported [Member] | Semi Cab Inc [Member]
Voting interests acquired	20.00%
Goodwill	$ 4,378,000
Previously Reported [Member] | Semi Cab Inc [Member]
Equity Method Investment, Ownership Percentage	20.00%
Previously Reported [Member] | Semi Cab Inc [Member]
Asset Acquisition, Consideration Transferred	$ 983,000
Previously Reported [Member] | Employment Agreements [Member] | 2024 [Member] | Ajesh Kapoor [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	140,000
Previously Reported [Member] | Employment Agreements [Member] | 2024 [Member] | Vivek Seghal [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	105,000
Previously Reported [Member] | Employment Agreements [Member] | 2025 [Member] | Ajesh Kapoor [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	240,000
Previously Reported [Member] | Employment Agreements [Member] | 2025 [Member] | Vivek Seghal [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	210,000
Previously Reported [Member] | Employment Agreements [Member] | Subsequent Years [Member] | Ajesh Kapoor [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	300,000
Previously Reported [Member] | Employment Agreements [Member] | 2026 [Member] | Vivek Seghal [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 240,000
Previously Reported [Member] | SemiCab Holdings, LLC [Member]
Common stock issued for purchase ownership percentage				80.00%		80.00%
Common Stock [Member]
Common stock issued for purchase of SemiCab, Inc, shares			119,742		119,742
Common stock issued for purchase of shares. value			$ 1,000		$ 1,000
Common Stock [Member] | Previously Reported [Member]
Common stock issued for purchase of SemiCab, Inc, shares						3,209
Common stock issued for purchase of shares. value
Common Stock [Member] | Previously Reported [Member] | SemiCab Holdings, LLC [Member]
Common stock issued for purchase ownership percentage		20.00%
SemiCab Holdings, LLC [Member] | Common Stock [Member] | Previously Reported [Member]
Common stock issued for purchase of SemiCab, Inc, shares		3,209
Common stock issued for purchase of shares. value		$ 494,000
SemiCab Holdings, LLC [Member] | Common Stock [Member] | Previously Reported [Member] | Asset Purchase Agreement [Member]
Common stock issued for purchase of SemiCab, Inc, shares		1,605